Financial Instruments - Disclosure of Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives Level Three (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) index	Dec. 31, 2021 GBP (£) index
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 8,897	£ 8,247
Liabilities at fair value	(1,811)	(1,822)
Financial assets at FVOCI
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	6,024	5,851
Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 30	£ 45
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 4	£ 6
Unfavourable changes	£ (4)	£ (6)
Equity and credit contracts | Reversionary property derivatives
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 4	£ 6
Unfavourable changes	(4)	(6)
Loans and advances to customers | Financial assets at FVOCI
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	0	18
Loans and advances to customers | Roll-up mortgage portfolio | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 28	£ 48
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 1	£ 2
Unfavourable changes	(1)	(2)
Loans and advances to customers | Other loans | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 17	£ 26
Assumption description	Credit spreads	Credit spreads
Shift	20.00%	20.00%
Favourable changes	£ 0	£ 0
Unfavourable changes	0	0
Loans and advances to customers | Other loans | Financial assets at FVOCI
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 0	£ 18
Assumption description	Credit spreads	Credit spreads
Shift	20.00%	20.00%
Favourable changes	£ 0	£ 0
Unfavourable changes	0	0
Debt securities in issue | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 70	£ 91
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 1	£ 1
Unfavourable changes	£ (1)	£ (1)
Debt securities in issue | Reversionary property securities | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 3	£ 4
Unfavourable changes	(3)	(4)
Equity securities | Unlisted equity shares | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 10	£ 50
Assumption description	Contingent litigation risk	Contingent litigation risk
Shift	20.00%	20.00%
Favourable changes	£ 7	£ 7
Unfavourable changes	(7)	(7)
Equity securities
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Liabilities at fair value	£ (8)	£ (30)
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 1	£ 2
Unfavourable changes	£ (1)	£ (2)
Equity securities | Property options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 2	£ 3
Unfavourable changes	£ (3)	£ (3)
Minimum | Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	0.00%
Minimum | Loans and advances to customers | Roll-up mortgage portfolio | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	0.00%
Minimum | Loans and advances to customers | Other loans | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.19%	0.07%
Minimum | Loans and advances to customers | Other loans | Financial assets at FVOCI
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.40%	0.15%
Minimum | Debt securities in issue | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	0.00%
Minimum | Equity securities | Unlisted equity shares | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%
Minimum | Equity securities | Property options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	0.00%
Maximum | Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Maximum | Loans and advances to customers | Roll-up mortgage portfolio | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Maximum | Loans and advances to customers | Other loans | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	2.04%	1.44%
Maximum | Loans and advances to customers | Other loans | Financial assets at FVOCI
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.48%	0.19%
Maximum | Debt securities in issue | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Maximum | Equity securities | Unlisted equity shares | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	100.00%	100.00%
Maximum | Equity securities | Property options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Weighted average | Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.53%	2.56%
Weighted average | Equity and credit contracts | Reversionary property derivatives
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index	513	483
Weighted average | Loans and advances to customers | Roll-up mortgage portfolio | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	1.39%	2.68%
Weighted average | Loans and advances to customers | Other loans | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.98%	0.50%
Weighted average | Loans and advances to customers | Other loans | Financial assets at FVOCI
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.48%	0.04%
Weighted average | Debt securities in issue | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.53%	2.56%
Weighted average | Debt securities in issue | Reversionary property securities | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index	513	483
Weighted average | Equity securities | Unlisted equity shares | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.95%	45.00%
Weighted average | Equity securities
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(0.92%)	2.39%
Weighted average | Equity securities | Property options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index	491	469